Trade and Accounts Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and Accounts Payable [Abstract]
Trade and Accounts Payable
13	Trade and Accounts Payable

Trade accounts payable	17,627,226	9,113,183
Accrued interest on borrowings	3,965,660	4,101,250
Advances from customer	4,876,252	2,417,956
Accrued expenses	9,054,622	394,611
Due to a related party (Note 21)	2,041,927	2,041,927
VAT payable	20,766	20,566
Payables to third parties	65,865	Nil
	37,652,318	18,189,493

18	Trade and Accounts Payable

(Figures in USD)	2022	2021
Trade accounts payable	9,853,157	9,113,183
Accrued interest on borrowings	3,815,551	4,101,250
Advances from customer	6,222,055	2,417,956
Accrued expenses	3,076,957	394,611
Due to a related party	Nil	2,041,927
VAT payable	497,083	120,566
	23,464,803	18,189,493

18	Trade and Accounts Payable

Trade accounts payable	9,113,183	5,216,243
Accrued interest on borrowings	4,101,250	4,250,000
Advances from customer	2,417,956	1,340,252
Due to a related party	2,041,927	2,041,927
Accrued expenses	394,611	467,840
VAT payable	120,566	Nil
Capital accruals	Nil	4,450,313
	18,189,493	17,766,575

(Figures in USD)	2020 (Re-stated)	2019 (Re-stated)

18	Trade and Accounts Payable

Trade accounts payable	5,216,243	25,989,965
Capital accruals	4,450,313	31,466,080
Accrued interest on term loans	4,250,000	3,295,382
Due to a related party (Note 27)	2,041,927	Nil
Advances from customer	1,340,252	Nil
Accrued expenses	467,840	360,180
Payables to third parties	Nil	22,360
	17,766,575	61,133,967

18	Trade and Accounts Payable

Trade accounts payable	25,989,965	1,566,717
Capital accruals	31,466,080	5,978,220
Accrued interest on term loans	3,295,382	910,691
Accrued expenses	360,180	546,333
Payables to third parties	22,360	Nil
	61,133,967	9,001,961

Trade accounts payables mainly includes the payables to Audex (Phase 2 contractor) amounting to USD 21.5 million. Capital accruals represents contractor’s capital accruals for Phase 2.

18	Trade and Accounts payable

Trade accounts payable	1,566,717	1,750,774
Capital accruals	5,978,220	Nil
Accrued expenses	546,333	43,227
Accrued interest on term loans	910,691	2,620,150
Advance from customers	Nil	166,022
	9,001,961	4,580,173